Income Taxes (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Federal corporate tax rate	23.00%
Effective income tax rate reconciliation, tax cuts and jobs act, percent	0.21
IRS [Member]
Income tax decription	On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. The Act reduces the corporate tax rate to 21 percent from 35 percent, among other things. The Act did not have a material effect on the consolidated financial statements.
Penalties related to income tax	$ 60
Interest and penalties related to income tax	$ 73